CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands	Common Stock [Member]		Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Treasury Shares [Member]	Total
BALANCE at Dec. 31, 2009	$ 54		$ 39,105	$ (1,052)	$ (12,620)	$ (2,800)	$ 22,687
BALANCE (in shares) at Dec. 31, 2009	18,429
Comprehensive income (loss)	0		0	(88)	4,856	0	4,768
Dividend paid (Note 7c)	0		(3,686)	0	0	0	(3,686)
Employees share based compensation expenses	0		139	0	0	0	139
Employee stock options exercised	0	[1]	75	0	0	0	75
Employee stock options exercised (in shares)	66
BALANCE at Dec. 31, 2010	54		35,633	(1,140)	(7,764)	(2,800)	23,983
BALANCE (in shares) at Dec. 31, 2010	18,495
Comprehensive income (loss)	0		0	(79)	4,291	0	4,212
Dividend paid (Note 7c)	0		(5,968)	0	0	0	(5,968)
Stock- based compensation granted to a customer	0		332	0	0		332
Employees share based compensation expenses	0		61	0	0	0	61
Exercise of options from treasury stock issued to employees	0		0	0	0	399	148
Exercise of options from treasury stock issued to employees (in shares)	235
BALANCE at Dec. 31, 2011	54		30,058	(1,219)	(3,473)	(2,401)	23,019
BALANCE (in shares) at Dec. 31, 2011	18,730
Comprehensive income (loss)	0		0	193	4,278	0	4,471
Dividend paid (Note 7c)	0		0	0	(4,505)	0	(4,505)
Employees share based compensation expenses	0		80	0	0	0	80
Exercise of options from treasury stock issued to employees	0		0	0	0	41	41
Exercise of options from treasury stock issued to employees (in shares)	51
BALANCE at Dec. 31, 2012	$ 54		$ 30,138	$ (1,026)	$ (3,700)	$ (2,360)	$ 23,106
BALANCE (in shares) at Dec. 31, 2012	18,781

[1]	Represents an amount less than $ 1,000.